Party-In-Interest Transactions - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by the plan for services	$ 10,976
Common stock to total assets, percentage	29.50%	29.10%